Consolidated Schedule of Investments PIMCO Municipal Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Fairhaven Glen
TBD% due 11/01/2027 «µ	$1,700	$1,700
TBD% due 12/12/2041 «µ	100	100
TBD% - 6.130% due 01/01/2067 «µ	2,100	2,100
Falcon PK
TBD% due 11/01/2026 «µ	500	500
TBD% - 6.130% (TSFR1M + 2.600%) due 10/26/2063 «~µ	2,500	2,500

Total Loan Participations and Assignments (Cost $6,900)		6,900

MUNICIPAL BONDS & NOTES 164.0%
ALABAMA 1.5%
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	1,400	1,359
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	2,250	2,479

		3,838

ALASKA 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	24
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,080	1,164

		1,188

ARIZONA 3.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	551
5.000% due 01/01/2043 ^(b)	550	249
5.500% due 01/01/2054 ^(b)	1,500	630
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	1,100	44
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	1,053
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	750	752
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,513
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,600	3,260

		10,052

ARKANSAS 2.2%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,429
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	1,250	1,393
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	700	765

		5,587

CALIFORNIA 3.6%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	545	546
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	2,200	2,253
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	1,250	1,288
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	1,500	1,518
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	299
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,640	1,760
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	1,000	963

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	675	677

		9,304

COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,227
4.000% due 08/01/2049	2,000	1,909
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	715	459
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,019
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,032
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,264
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	628
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	464

		9,002

CONNECTICUT 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,300	1,392

DELAWARE 2.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,586
7.120% due 07/01/2037	870	865

		5,451

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/29/2036	1,625	1,906

FLORIDA 8.3%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	600	622
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,950	1,956
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	468
4.000% due 10/01/2051	2,500	2,162
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	1,250	1,245
Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024 4.250% due 06/01/2054	1,200	1,175
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,650	1,542
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 5.500% due 11/15/2054	1,200	1,366
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	800	895
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049 (a)	500	494
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,004
4.000% due 07/01/2046	1,000	1,001
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,600	1,729
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	910	977
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,419
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,250	2,250

		21,305

GEORGIA 4.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,600	720
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,019
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,059

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	1,011

		11,809

ILLINOIS 10.4%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2041	2,150	2,372
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,756
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,404
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	945	217
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	1,000	707
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	9,500	10,129
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,052
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	1,062
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	761
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (c)	1,000	647
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	3,500	3,698
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	650	631

		26,436

INDIANA 2.5%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,250	1,313
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,650	818
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	949
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	500	500
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,083
6.000% due 03/01/2053	1,000	1,114
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	500	501

		6,278

IOWA 3.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,500	1,502
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,030	5,896
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	800	795

		8,193

KANSAS 0.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	657	92

KENTUCKY 0.5%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	1,200	1,306

LOUISIANA 3.9%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	4,008
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	2,500	2,559
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,780	1,929
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,391

		9,887

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	493

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,010
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023 5.000% due 06/01/2053	2,250	2,468
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,012

		4,490

MICHIGAN 5.1%
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	2,500	2,821
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	1,000	1,008
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	2,330	2,388
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,439
4.000% due 02/15/2050	2,000	1,925
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	920
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	471

		12,972

MINNESOTA 0.6%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	500	549
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	1,000	1,117

		1,666

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2039	600	607
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	1,150	1,309
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,069

		2,985

MULTI-STATE 1.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.142% due 01/25/2040	1,977	2,040
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.700% due 04/25/2042 ~	2,499	2,739

		4,779

NEBRASKA 0.4%
University of Nebraska Facilities Corp Revenue Bonds, Series 2021 4.000% due 07/15/2062	1,125	1,096

NEVADA 1.2%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,700	1,845
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	1,139

		2,984

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,682	2,753

NEW JERSEY 6.6%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	2,600	2,655
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,643
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	2,111
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	1,064
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	1,000	1,069
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	1,150	1,289

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	1,200	1,204
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	257
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,060
5.000% due 06/01/2046	3,475	3,507

		16,859

NEW YORK 22.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	1,000	1,054
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	1,094	1,086
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,118
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,780	1,767
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,250	1,373
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	2,867	858
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,125
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,000	2,291
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	2,300	2,410
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	11,810
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,645
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,625	1,268
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	850	832
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,250	1,233
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,476
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2048	3,375	3,337
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	575	569
New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	1,500	1,530
4.000% due 03/15/2047	2,000	1,994
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	1,200	1,201
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,750	2,734
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2051	1,000	1,094
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	2,500	2,613
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	1,100	1,103
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	1,500	1,419
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,694
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,760	1,889

		56,523

NORTH CAROLINA 2.2%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	1,100	1,130
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	1,900	2,051
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,420

		5,601

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	850	0

OHIO 5.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	36,500	3,484

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	1,500	1,656
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,198
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,054
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
3.250% due 09/01/2029	850	845
5.000% due 07/01/2049	1,250	1,251
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.350% due 09/01/2044	1,100	1,110
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	455	512

		13,110

OKLAHOMA 1.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	635
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	2,510	2,579

		3,214

OREGON 1.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	1,009
4.000% due 08/15/2050	1,500	1,437
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,590	425
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,310	744
5.000% due 06/15/2052	1,000	1,086

		4,701

PENNSYLVANIA 2.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,386
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,728
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	991

		6,105

PUERTO RICO 6.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	28,000	1,898
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	2,807	1,838
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,190
4.000% due 07/01/2041	1,700	1,645
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	3,275
0.000% due 07/01/2051 (c)	10,000	2,467
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	3,395	3,404

		15,717

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	1,000	1,004

SOUTH CAROLINA 3.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,005
5.500% due 12/01/2053	1,100	1,101
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,300	2,493

		8,599

TENNESSEE 0.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2049	700	507

TEXAS 32.8%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	408
12.000% due 12/01/2045	1,000	897

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054 (a)	1,000	982
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	2,800	2,772
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	2,500	2,475
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	2,048
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	2,300	2,290
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	750
0.000% due 08/15/2037 (c)	3,500	2,005
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,017
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	850	857
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 08/15/2053	1,200	1,200
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	4,750	4,648
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	1,000	1,119
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	1,400	1,377
Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,200	1,190
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	3,750	3,729
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	3,000	3,261
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	2,800	3,067
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	900	892
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	2,700	2,643
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	1,250	1,271
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,357
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,000	984
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	1,000	988
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,400	1,394
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.125% due 02/15/2054	2,000	1,993
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,250	1,243
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	4,500	4,871
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,458
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,038
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2054	2,350	2,315
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	1,500	1,499
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	2,700	2,656
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	2,500	2,799
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	520
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,380	1,477
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	2,600	2,868
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	2,800	2,896
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,000	2,048
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	800	845
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,500	1,611
5.000% due 10/15/2058	1,000	1,084
Texas Water Development Board Revenue Bonds, Series 2024 4.375% due 10/15/2054 (a)	2,700	2,733

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,160	1,090

		83,665

UTAH 3.0%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,027
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	600	646

		7,673

VIRGINIA 5.1%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	759
5.000% due 07/01/2034	1,425	1,322
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	11,200	10,903

		12,984

WEST VIRGINIA 1.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,026
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	2,500	2,520

		3,546

WISCONSIN 4.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,706
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	3,000	1,350
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	644
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	961
4.500% due 06/01/2056	820	687
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	7,000	2,777
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	695	710
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,920	1,845

		11,680

Total Municipal Bonds & Notes (Cost $412,682)		418,732

U.S. GOVERNMENT AGENCIES 3.0%
Freddie Mac
3.800% due 01/01/2040	4,976	4,998
3.850% due 01/01/2040	2,500	2,515

Total U.S. Government Agencies (Cost $7,141)		7,513

Total Investments in Securities (Cost $426,723)		433,145

Total Investments 169.7% (Cost $426,723)		$433,145
Auction Rate Preferred Shares (1.0)%		(2,500)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (67.5)%		(172,239)
Other Assets and Liabilities, net (1.2)%		(3,110)

Net Assets Applicable to Common Shareholders 100.0%		$255,296

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,900	$6,900
Municipal Bonds & Notes
Alabama	0	3,838	0	3,838
Alaska	0	1,188	0	1,188
Arizona	0	10,052	0	10,052
Arkansas	0	5,587	0	5,587
California	0	9,304	0	9,304
Colorado	0	9,002	0	9,002
Connecticut	0	1,392	0	1,392
Delaware	0	5,451	0	5,451
District of Columbia	0	1,906	0	1,906
Florida	0	21,305	0	21,305
Georgia	0	11,809	0	11,809
Illinois	0	26,436	0	26,436
Indiana	0	6,278	0	6,278
Iowa	0	8,193	0	8,193
Kansas	0	92	0	92
Kentucky	0	1,306	0	1,306
Louisiana	0	9,887	0	9,887
Maryland	0	493	0	493
Massachusetts	0	4,490	0	4,490
Michigan	0	12,972	0	12,972
Minnesota	0	1,666	0	1,666
Missouri	0	2,985	0	2,985
Multi-State	0	4,779	0	4,779
Nebraska	0	1,096	0	1,096
Nevada	0	2,984	0	2,984
New Hampshire	0	2,753	0	2,753
New Jersey	0	16,859	0	16,859
New York	0	56,523	0	56,523
North Carolina	0	5,601	0	5,601
Ohio	0	13,110	0	13,110
Oklahoma	0	3,214	0	3,214
Oregon	0	4,701	0	4,701
Pennsylvania	0	6,105	0	6,105
Puerto Rico	0	15,717	0	15,717
Rhode Island	0	1,004	0	1,004
South Carolina	0	8,599	0	8,599
Tennessee	0	507	0	507
Texas	0	83,665	0	83,665
Utah	0	7,673	0	7,673
Virginia	0	12,984	0	12,984
West Virginia	0	3,546	0	3,546
Wisconsin	0	11,680	0	11,680
U.S. Government Agencies	0	7,513	0	7,513

Total Investments	$0	$426,245	$6,900	$433,145

Consolidated Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,130	$3,900	$0	$0	$0	$(130)	$0	$0	$6,900	$0

Totals	$3,130	$3,900	$0	$0	$0	$(130)	$0	$0	$6,900	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$5,100	Discounted Cash Flow			Discount Rate			6.105 - 6.567	6.327
		1,800	Recent Transaction			Purchase Price			100.000	—

Total		$6,900

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1800 SPV I LLC	06/29/2023	0.5%

† A zero balance may reflect actual amounts rounding to less than 0.01%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
TSFR1M	Term SOFR 1-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding